Statutory Reserves and Restricted Net Assets	12 Months Ended
Dec. 31, 2020
Statutory Reserves And Restricted Net Assets [Abstract]
Statutory Reserves and Restricted Net Assets

19. STATUTORY RESERVES AND RESTRICTED NET ASSETS

In accordance with the PRC laws and regulations, the Company’s PRC subsidiaries registered as wholly foreign‑owned enterprise are required to make appropriation to certain reserve funds, namely general reserve fund, enterprise expansion fund, and staff bonus and welfare fund, all of which are appropriated from the subsidiaries’ annual after‑tax profits as reported under PRC GAAP. The appropriation must be at least 10% of the annual after‑tax profits to the general reserve fund until such reserve fund has reached 50% of the subsidiaries’ registered capital.

Additionally, in accordance with the PRC Company Laws, a domestic company is required to provide statutory surplus fund at least 10% of its annual after‑tax profits as reported under PRC GAAP until such statutory surplus fund has reached 50% of its registered capital. A domestic company is also required to provide discretionary surplus fund, at the discretion of the board of directors, from its annual after‑tax profits as reported under PRC GAAP. The aforementioned reserve funds can only be used for specific purposes and are not distributable as cash dividends.

As a result of the PRC laws and regulations and the requirement that distributions by the PRC entity can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entity is restricted from transferring a portion of its net assets to the Company. Amounts restricted include paid‑in capital, additional paid‑in capital and statutory reserves of the Company’s PRC entities. As of December 31, 2019 and 2020, the restricted net assets of the Group’s relevant PRC entities amounted to RMB3,493.4 million and RMB3,771.9 million, respectively. The restricted net assets of the Group’s relevant PRC entities accounted for 68.2% of the consolidated net assets as of December 31, 2020. As a result of the above restrictions, parent company only condensed financial information is disclosed in Note 22.